Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Intangible assets, net
Cost			¥ 1,651,535		¥ 1,651,491
Accumulated amortization (Note a)			(1,233,634)		(1,281,476)
Impairment			(16,907)		(16,907)
Net amount	$ 51,358		400,994		353,108
Amortization expenses for intangible assets	$ 6,958	¥ 47,842	340,816	¥ 363,977
Expected amortization expenses
2019					3,053
2020					2,461
2021					1,549
2022					1,349
2023					1,271
Domain names
Intangible assets, net
Cost			15,040		15,040
Accumulated amortization (Note a)			(15,040)		(15,040)
Customer relationships
Intangible assets, net
Cost			313,303		313,303
Accumulated amortization (Note a)			(287,142)		(299,317)
Net amount			26,161		13,986
Trademarks
Intangible assets, net
Cost			888,370		888,538
Accumulated amortization (Note a)			(850,562)		(885,674)
Net amount			37,808		2,864
Non-compete agreement
Intangible assets, net
Cost			70,127		70,127
Accumulated amortization (Note a)			(70,127)		(70,127)
Estimated economic life	3 years	3 years
Payment license
Intangible assets, net
Cost			319,660		319,660
Net amount			319,660		319,660
Estimated economic life	5 years	5 years
Others
Intangible assets, net
Cost			45,035		44,823
Accumulated amortization (Note a)			(10,763)		(11,318)
Impairment			(16,907)		(16,907)
Net amount			¥ 17,365		¥ 16,598